Other Assets - Schedule of Prepaid Expense and Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2025 CNY (¥)		Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)
Asset impairment charges					¥ 63,460
Loan granted to third parties		¥ 36,599	[1]				$ 5,000
Interest rate on loan receivable							8.00%
Other Assets, Noncurrent		39,759		¥ 45,473		$ 5,479
Gold [Member]
Asset impairment charges				0
Other Assets, Noncurrent	[2]			¥ 31,658
Gain from investments		¥ 18,168

[1]	In July 2024, the Company entered into a loan agreement with a third party company to grant it a loan in the amount of USD5.0 million with an interest rate of 8% per annum. The maturity date falls on (i) the date of one year following the relevant loan date, and (ii) another one year term if the borrower determines to extend at its sole discretion. As of the report date, the loan has been fully received.
[2]	As of March 31, 2024, the Company has physical gold on hand of RMB31,658. As the Company intends to hold the gold for an indefinite long term period, the Company has recorded the asset in “other non-current assets” on the Consolidated Balance Sheets. The Company will record any decline in net realizable value lower than acquisition cost as a non-operating loss. The net realizable value is determined based on market value less cost to sale. Any recovery in valuation will only be recognized to the extent of previously recorded fiscal year losses, and only to the extent such recovery occurs in the same fiscal year as when such losses were recorded. As of March 31, 2024, the market value of the gold less cost to sell was higher than its purchase cost. Therefore, there was no impairment loss recognized for the year ended March 31, 2024. During the year ended March 31, 2025, the Company sold all the gold to third party companies and recognized a gain from investments of RMB18,168 in the Consolidated Statement of Operations and Comprehensive Loss.